Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Option Grants
. While there were stock options outstanding during 2025 which were granted in previous years, and the Company retains the ability to award stock options under the 2023 Plan (including as amended by the Amended and Restated 2023 Plan, if approved by shareholders), stock options have not been a component of equity compensation awarded by the Company in recent years. The Company did not award stock options to any of the named executive officers during 2025. The Company does not have formal policies on the timing or terms of awards of options in relation to the disclosure of material non-public
information by the Company. The Company does not time or plan the release of material, non-public
information for the purpose of affecting the value of executive compensation. For additional discussion of the Company’s practices regarding the timing of awards of options in relation to the disclosure of material non-public
information by the Company, refer to the subsection above titled “Stock-Based Compensation Procedures Regarding Timing and Pricing of Awards”.

MNPI Disclosure Timed for Compensation Value	false